Schedule of Estimated Useful Lives of Assets (Details)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated lives	30 years	30 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated lives	5 years	5 years
Clinical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated lives	5 years	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated lives	3 years	3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated lives	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated lives	5 years	5 years